Share-based Compensation - Restricted Stock Units Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Weighted-Average Grant-date Fair Value (a)
Weighted Average Grant-date Fair Value, beginning balance (in dollars per share)	$ 66.49
Weighted Average Grant-date Fair Value, Granted (in dollars per share)	35.09
Weighted Average Grant-date Fair Value, Vested (in dollars per share)	62.41
Weighted Average Grant-date Fair Value, Forfeited (in dollars per share)	58.82
Weighted Average Grant-date Fair Value, ending balance (in dollars per share)	$ 65.78	$ 65.78
RSUs
Unvested Share Units Awards [Roll Forward]
Unvested award balance, beginning balance	1,022,000
Granted (in shares)	64,000
Vested (in shares)	(168,000)
Forfeited (in shares)	(15,000)
Unvested award balance, ending balance	903,000	903,000
RSUs | Sphere Entertainment
Weighted-Average Grant-date Fair Value (a)
Shares withheld for tax withholding obligation (in shares)		82,000
Payment, tax withholding		$ 2,783
PSUs
Unvested Share Units Awards [Roll Forward]
Unvested award balance, beginning balance	1,156,000
Granted (in shares)	21,000
Vested (in shares)	(74,000)
Forfeited (in shares)	(19,000)
Unvested award balance, ending balance	1,084,000	1,084,000
Weighted-Average Grant-date Fair Value (a)
Equity instruments vested in period, fair value		$ 8,259